Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
4.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Three Months Ended September 30,
	2023	2022
Turkey	$3,517	$1,038
Chile	1,956	822
Spain	1,195	2,537
All Other Countries	11,532	11,667

Total Revenues	$18,200	$16,064

For the three months ended September 30, 2023, $5.7 million of revenue was generated in five countries included within All Other Countries in the table above, representing approximately 31% of Total Revenues, with each country responsible for approximately 5% to 7% of the total. Remaining revenue was generated by sales in 46 other countries included within All Other Countries. For the three months ended September 30, 2022, $5.7 million of revenue was generated in five countries included within All Other Countries, representing approximately 35% of Total Revenues, with each country responsible for approximately 5% to 9% of the total. Remaining revenue was generated by sales in 33 other countries included within All Other Countries.

	Nine Months Ended September 30,
	2023	2022
Turkey	$5,495	$2,410
France	4,423	4,291
Spain	3,715	5,867
All Other Countries	31,599	32,459

Total Revenues	$45,232	$45,027

For the nine months ended September 30, 2023, $12.8 million of revenue was generated in five countries included within All Other Countries in the table above, representing approximately 28% of Total Revenues, with each country responsible for approximately 4% to 8% of the total. Remaining revenue was generated by sales in 59 other countries included within All Other Countries. For the nine months ended September 30, 2022, $15.2 million of revenue was generated in five countries included within All Other Countries, representing approximately 34% of Total Revenues, with each country responsible for approximately 5% to 9% of the total. Remaining revenue was generated by sales in 43 other countries included within All Other Countries.
There is currently no revenue generated in the United States for the three or nine months ended September 30, 2023 and 2022.

3.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2022	2021
Spain	$6,852	$3,845
France	6,032	3,232
Chile	5,008	4,361
All other countries	46,319	26,804

Total Revenues	$64,211	$38,242

There is currently no revenue generated in the United States. For the year ended December 31, 2022, $16.3 million of revenue was generated in four countries included within All other countries in the table above, representing approximately 25% of Total Revenues, with each country responsible for approximately
6%-7%
of the total. Remaining revenue was generated by sales in 51 other countries included within All other countries. For the year ended December 31, 2021, $9.7 million of revenue was generated in four countries included within All other countries, representing approximately 25% of Total Revenues, with each country responsible for approximately
5%-8%
of the total. Remaining revenue was generated by sales in 40 other countries included within All other countries.